Note 1 - Basis of Presentation and General Information - Charterers Individually Accounted for More than 10% of the Company's Voyage and Time Charter Revenues (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Zim Integrated Shipping Services Ltd. [Member]
Concentration Risk, Percentage	23.00%	21.00%	0.00%
Maersk Line A/S [Member]
Concentration Risk, Percentage	23.00%	21.00%	21.00%
Sealand Maersk Asia Pte. Ltd. [Member]
Concentration Risk, Percentage	15.00%	21.00%	0.00%
Asyad Line LLC [Member]
Concentration Risk, Percentage	11.00%	0.00%	0.00%
Charterer CMA [Member]
Concentration Risk, Percentage	10.00%	11.00%	24.00%
Vasi Shipping Pte. Ltd., Singapore [Member]
Concentration Risk, Percentage	0.00%	0.00%	15.00%